Leases Disclosure of Current and Non-Current Lease Liabilities (Details) - ZAR (R) R in Millions	12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019
Presentation of leases for lessee [abstract]
Lease liabilities	R 0
Impact of adopting IFRS 16 - Lease Liabilities	81
increase in lease liabilities	93
Interest expense on lease liabilities	8
Payments of lease liabilities, classified as financing activities	(46)
Termination of lease liability	(8)
Increase (Decrease) Through Net Exchange Differences - Lease Liabilities	13
Lease liabilities	141
Current lease liabilities	60	R 0
Non-current lease liabilities	R 81	R 0